BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2022
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
2.	BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS

The Company’s consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”), and disclose all the applicable significant information related to the financial statements, which is consistent with the information utilized by Management in the performance of its duties.

The Company’s consolidated financial statements are expressed in thousands of Brazilian Reais (“R$”), as well as the amounts of other currencies disclosed in the financial statements, when applicable, were also expressed in thousands, unless otherwise stated.

The preparation of consolidated financial statements requires Management to make judgments, use estimates and adopt assumptions in the process of applying accounting practices, which can affect the disclosed amounts of revenue, expenses, assets and liabilities, including contingent liabilities. However, the uncertainty inherent in these judgements, assumptions and estimates could result in material adjustments to the carrying amounts of certain assets and liabilities in future periods. The accounting practices requiring a higher level of judgment, and those which are more complex, as well as areas in which assumptions and estimates are significant, are disclosed in Note 3.2.34.

The consolidated financial statements were prepared on a historical costs basis, except for the following material items recognized:

(i)	Derivative and non-derivative financial instruments measured at fair value;
(ii)	Share-based payments and employee benefits measured at fair value; and
(iii)	Biological assets measured at fair value;

The main accounting policies applied to the preparation of these consolidated financial statements are presented in Note 3.

The consolidated financial statements were prepared based on the going concern assumption.